SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Assets under capital lease arrangements, net	$ 116,843	$ 104,503
Depreciation	$ 211,592	$ 231,735	$ 197,054
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years